Financing receivables, net	12 Months Ended
Dec. 31, 2020
Financing receivables, net
Financing receivables, net

7. Financing receivables, net

Financing receivables, net as of December 31, 2019 and 2020 consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Short‑term:
Financing receivables from consolidated Trusts	1,915,721	3,817,057
Financing receivables from micro‑loan platforms	302,123	228,489
Total short‑term financing receivables	2,217,844	4,045,546
Allowance for credit losses	(92,223)	(113,905)
Total short‑term financing receivables, net	2,125,621	3,931,641
Long‑term:
Financing receivables from consolidated Trusts	28,565	1,541
Financing receivables from micro‑loan platforms	238,150	229,891
Total long‑term financing receivables	266,715	231,432
Allowance for credit losses	(847)	(13,414)
Total long‑term financing receivables, net	265,868	218,018

These balances represent short-term and long-term financing receivables are personal credit loans to home buyers and tenants, and to other individual borrowers.

7. Financing receivables, net (Continued)

The following table summarizes the balances of financing receivables by due date as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Due in months
0‑12	2,217,844	4,045,546
13‑24	102,274	225,853
25‑36	164,441	5,579
Total financing receivables	2,484,559	4,276,978

Finance Receivables – Allowance for Credit Losses and Credit Quality

Consistent with the adoption of ASU 2016-13 effective January 1, 2020 (refer to note 2.1 (a) Impact of newly adopted accounting pronouncement), the allowance for credit losses is determined principally based on the past collection experience as well as consideration of current and future economic conditions and changes in the Group’s customer collection trends. All forward-looking statements are, by their nature, subject to risks and uncertainties, many of which are beyond the Group's control. Primarily as a result of the macroeconomic and market rebound from COVID-19, the management updated the CECL model taking the latest available information into consideration. The major assumption (i.e. forward-looking information) and CECL model parameters (i.e. the one-year probability of default) were updated accordingly. The allowance for credit losses decreased to 2.98% of gross finance receivables (net of unearned income) at December 31, 2020 from 6.20% at December 31, 2019.

Amounts disclosed below for the year ended and at December 31, 2020 reflect the adoption of ASU 2016-13 in January 2020. Amounts disclosed below for comparable periods in 2019 reflect superseded guidance.

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Beginning balance prior to ASC 326	—	—	(93,070)
Impact of adoption of ASC 326	—	—	(60,899)
Beginning balance	(16,687)	(54,645)	(153,969)
(Provisions)/Reversals	(37,958)	(38,425)	26,650
Write‑offs	—	—	—
Ending balance	(54,645)	(93,070)	(127,319)

The Group evaluates expected credit losses of financial receivables on a collective basis based on the type of borrowers and delinquency pattern:

Type of borrowers:

Property transaction related business: This segmentation includes financing receivables generated by property transaction business. The average loss rate in this category is 2.79% as of December 31, 2020.

7. Financing receivables, net (Continued)

Non-property transaction related business: This segmentation mainly includes consumer loans. The average loss rate in this category is 5.18% as of December 31, 2020.

Delinquency:

Based on the past due days, the Company separates the contracts into 5 groups including current, 1-29 days past due, 30-89 days past due, 90-179 days past due and over 180 days past due. The delinquency rate was 7.62% and 4.89% as at December 31, 2019 and December 31, 2020 respectively.

Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio.

Financing receivables portfolio based on customer type, origination year and delinquency are as follows:

					180 days
	1‑29 Days	30‑59 Days	60‑89 Days	90‑179 Days	or greater	Total
RMB in the thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Property transaction related business	34,825	17,797	9,386	10,355	114,322	186,685	1,882,360	2,069,045
Non-property transaction related business	51	10	2	106	2,381	2,550	412,964	415,514
December 31, 2019	34,876	17,807	9,388	10,461	116,703	189,235	2,295,324	2,484,559
Property transaction related business
2017	—	—	—	—	6,652	6,652	—	6,652
2018	—	—	—	—	80,917	80,917	—	80,917
2019	—	—	—	—	42,822	42,822	—	42,822
2020	41,807	9,006	1,965	11,521	2,905	67,204	3,748,624	3,815,828
Subtotal	41,807	9,006	1,965	11,521	133,296	197,595	3,748,624	3,946,219
Non-property transaction related business
2017	168	313	—	—	—	481	—	481
2018	9	—	—	63	337	409	17,399	17,808
2019	612	1,025	794	2,862	2,490	7,783	119,070	126,853
2020	769	263	178	1,235	325	2,770	182,847	185,617
Subtotal	1,558	1,601	972	4,160	3,152	11,443	319,316	330,759
December 31, 2020	43,365	10,607	2,937	15,681	136,448	209,038	4,067,940	4,276,978